SUBSEQUENT EVENTS (Details Narrative) - USD ($)		12 Months Ended
	Nov. 27, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 11, 2025	Sep. 30, 2025	Mar. 31, 2025
Subsequent Event [Line Items]
Authorized share capital		$ 330,926	$ 134,949
Ordinary shares, par value		$ 0.001			$ 0.001
Ordinary shares, shares issued		15,500,000			17,025,000	17,025,000
Ordinary shares, outstanding		15,500,000			17,025,000	17,025,000
Ordinary shares, shares authorized		50,000,000			50,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares, voting rights	Each Class A Ordinary Share carries one (1) vote per share, and each Class B Ordinary Share carries twenty-five (25) votes per share and the other rights attached to it as set out in the Company’s amended and restated memorandum and articles.
Subsequent Event [Member] | China Oil Blue Ocean Energy Equipment(Sichuan)Co.,Ltd (China Oil Blue Ocean Energy) [Member]
Subsequent Event [Line Items]
Percentage of effective ownership				100.00%
Subsequent Event [Member] | Polar Energy Company Limited [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued	6,355,000
Ordinary shares, outstanding	6,355,000
Subsequent Event [Member] | Wise Power Energy Services Co Ltd [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued	6,355,000
Ordinary shares, outstanding	6,355,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Authorized share capital	$ 50,000
Number of shares issued	467,290,000
Ordinary shares, par value	$ 0.001
Subsequent Event [Member] | Common Class A [Member] | Polar Energy Company Limited [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001
Ordinary shares, shares issued	6,355,000
Ordinary shares, outstanding	6,355,000
Subsequent Event [Member] | Common Class A [Member] | Wise Power Energy Services Co Ltd [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001
Ordinary shares, shares issued	6,355,000
Ordinary shares, outstanding	6,355,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of shares issued	32,710,000
Ordinary shares, par value	$ 0.001
Subsequent Event [Member] | Common Class B [Member] | Polar Energy Company Limited [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001
Ordinary shares, shares authorized	20,000,000
Subsequent Event [Member] | Common Class B [Member] | Wise Power Energy Services Co Ltd [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001
Ordinary shares, shares authorized	20,000,000